Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Total Stock-based Compensation Expense Recognized in Connection with All Share-based Payment Awards

In connection with all share-based payment awards, total stock-based compensation expense recognized is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Research and development	$7,078	$2,567	$605
General and administrative	7,162	1,218	48

Total	$14,240	$3,785	$653

Summary of Stock Option Activity for Employees and Nonemployees

The following table summarizes stock option activity for employees and nonemployees:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	2,410,522	$7.85	9.3	$36,717
Granted	900,200	39.18
Exercised	(106,528)	1.35
Forfeited	(191,271)	20.27

Options outstanding at December 31, 2014	3,012,923	$16.65	8.7	$64,659

Options vested or expected to vest at December 31, 2014(1)	2,833,435	$16.48	8.6	$61,271

Options exercisable at December 31, 2014	896,017	$5.53	7.8	$28,591

(1)	This represents the number of vested options, plus the number of unvested options that the Company estimated would vest, based on the unvested options as of the year ended December 31, 2014 as adjusted for the estimated forfeiture rate.

Summary of Status of Company's Unvested Restricted Common Shares

The following table summarizes the status of the Company’s unvested restricted common shares:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2013	9,943	$0.26
Granted	—	—
Cancelled	—	—
Vested	(5,681)	$0.26

Unvested at December 31, 2014 (1)	4,262	$0.26

(1)	Excludes 7,148 shares of unvested restricted stock remaining from the early exercise of stock options as of December 31, 2014.

ESPP[Member]
Schedule of Assumptions Used to Estimate Fair Value on Grant Date Using Black Scholes Option Pricing Model

The fair value of the option component of the shares purchased under the ESPP was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Year Ended December 31,
2014
Volatility	75%
Expected term (in years)	0.5
Risk-free interest rate	0.05%
Dividend	0.0%

Employee and Nonemployee Stock Option [Member]
Schedule of Assumptions Used to Estimate Fair Value on Grant Date Using Black Scholes Option Pricing Model

The fair value of each stock option granted to employees is estimated on the date of grant and for non-employees on each reporting date and upon vesting using the Black-Scholes option-pricing model. The following table summarizes the assumptions used in calculating the fair value of the awards:

	Years Ended December 31,
	2014	2013	2012
Volatility	84%-95%	85%-93%	79%-92%
Expected term (in years)	5.5-9.9	6.25-10	6.25-10
Risk-free interest rate	1.73%-2.15%	1.07%-3.01%	0.85%-1.76%
Dividend	0%	0%	0%